Note 3 - Transactions With Related Parties	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

3. Transactions with Related Parties:

(a) Costamare Shipping Company S.A. (“Costamare Shipping”) and Costamare Shipping Services Ltd. (“Costamare Services”): Costamare Shipping is a ship management company wholly owned by Mr. Konstantinos Konstantakopoulos, the Company’s Chairman and Chief Executive Officer. Costamare Shipping provides the Company with commercial, technical and other management services pursuant to a Framework Agreement dated November 2, 2015, as amended and restated on January 17, 2020 to allow Costamare Shipping to retain certain relevant payouts from insurance providers and as further amended and restated on June 28, 2021 to allow Costamare Shipping to provide services in relation to other types of vessels (including dry bulk vessels), in addition to container vessels (the “Framework Agreement”), and separate ship management agreements with the relevant vessel owning subsidiaries. Costamare Services, a company controlled by the Company’s Chairman and Chief Executive Officer and members of his family, provides, pursuant to a Services Agreement dated November 2, 2015 as amended and restated on June 28, 2021 (the “Services Agreement”), the Company’s vessel-owning subsidiaries with chartering, sale and purchase, insurance and certain representation and administrative services. Costamare Shipping and Costamare Services are not part of the consolidated group of the Company.

On November 27, 2015, the Company amended and restated the Registration Rights Agreement entered into in connection with the Company’s Initial Public Offering, to extend registration rights to Costamare Shipping and Costamare Services each of which have received or may receive shares of its common stock as fee compensation.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services received (i) for each vessel a daily fee of $1.020 and $0.510 for any vessel subject to a bareboat charter, effective from January 1, 2022 (prior to that date the daily fee was $0.956 and $0.478 for any vessel subject to a bareboat charter), prorated for the calendar days the Company owned each vessel and for the three-month period following the date of the sale of a vessel, (ii) a flat fee of $840, effective from January 1, 2022 (prior to that date the flat fee was $787 for the construction of any newbuild vessel), for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee of 1.25% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each vessel in the Company’s fleet and (iv) a quarterly fee of $667 (as of January 1, 2022; prior to that date the quarterly fee was $625) plus the value of 149,600 shares which Costamare Services may elect to receive in kind. Fees under (i), and (ii) and the quarterly fee under (iv) are annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

The Company is able to terminate the Framework Agreement and/or the Services Agreement, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the number of full years remaining prior to December 31, 2025, times (b) the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager or a sub-provider, as applicable); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

In 2013, Costamare Shipping entered into a co-operation agreement (the “Co-operation Agreement”) with third-party ship managers V.Ships Greece Ltd. (“V.Ships Greece”), pursuant to which the two companies established a ship management cell (the “Cell”) under V.Ships Greece. The Cell provided management services to certain of the Company’s container vessels, pursuant to separate management agreements entered into between V.Ships Greece and the relevant vessel-owning subsidiary, for a daily management fee. The Cell also provided ship management services to third-party owners. Effective April 1, 2019, the Company terminated its agreement with Costamare Shipping, whereby Costamare Shipping passed to the Company the net profit, if any, it received pursuant to the Co-operation Agreement as a refund or reduction of the management fees payable by the Company to Costamare Shipping under the Framework Agreement. Following the termination of the Co-operation Agreement on October 16, 2020, V.Ships Greece continues to provide management services to the Company’s vessels (as well as to vessels acquired under the Framework Deed and to third party vessels). As at December 31, 2022, V.Ships Greece provided services to 62 Costamare vessels, of which 14 were subcontracted for certain management services to V.Ships (Shanghai) Limited.

Management fees charged by Costamare Shipping in the years ended December 31, 2020, 2021 and 2022, amounted to $21,442, $29,621 and $43,915, respectively, and are included in Management and agency fees-related parties in the accompanying consolidated statements of operations. In addition, Costamare Shipping and Costamare Services charged (i) $13,930 for the year ended December 31, 2022 ($9,756 and $5,739 for the years ended December 31, 2021 and 2020, respectively), representing a fee of 1.25% on all gross revenues, as provided in the Framework Agreement and the Services Agreement, as applicable, which is included in Voyage expenses-related parties in the accompanying consolidated statements of operations, (ii) $2,667, which is included in General and administrative expenses – related parties in the accompanying consolidated statements of operations for the year ended December 31, 2022 ($2,500 for the years ended December 31, 2021 and 2020) and (iii) $7,089, representing the fair value of 598,400 shares, which is included in General and administrative expenses – related parties in the accompanying consolidated statements of operations for the year ended December 31, 2022 ($7,414 and $3,655 for the years ended December 31, 2021 and 2020, respectively). Furthermore, in accordance with the management agreements with V.Ships Greece and the other third-party managers, V.Ships Greece and the other third-party managers have been provided with the amount of $75 and $50 per vessel as working capital security. As at December 31, 2021, it was $5,525 in aggregate, of which $5,075 is included in Accounts receivable, net, non-current and $450 in Accounts receivable, net in the accompanying 2021 consolidated balance sheet. As at December 31, 2022, it was $5,625 in aggregate, of which $5,250 is included in Accounts receivable, net, non-current and $375 in Accounts receivable, net in the accompanying 2022 consolidated balance sheet.

During the years ended December 31, 2020, 2021 and 2022, Costamare Shipping charged in aggregate to the companies established pursuant to the Framework Deed (Notes 9 and 10) the amounts of $3,611, $2,752 and $1,776, respectively, for services provided in accordance with the respective management agreements. The balance due from Costamare Shipping at December 31, 2022 amounted to $3,581 and is included in Due from related parties in the accompanying consolidated balance sheet. The balance due to Costamare Shipping at December 31, 2021 amounted to $743 and is included in Due to related parties in the accompanying consolidated balance sheet. The balance due to Costamare Services at December 31, 2021 and 2022, amounted to $951 and $1,380, respectively, and is included in Due to related parties in the accompanying consolidated balance sheets.

(b) Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”): Shanghai Costamare, a company incorporated in the People’s Republic of China, controlled by the Company’s Chairman and Chief Executive Officer, provided certain vessel-owning subsidiaries with management services. Shanghai Costamare was not part of the consolidated group of the Company. On October 16, 2020, it was agreed that Shanghai Costamare would terminate operations and the owners of the 16 Company’s containerships that were managed by Shanghai Costamare on that date entered into ship managements agreements with V.Ships Greece, which subcontracted certain management services to V.Ships (Shanghai) Limited. The actual transfer of the management of 15 vessels was completed on December 31, 2020. On January 8, 2021, the management of the remaining vessel was fully taken over by V.Ships (Shanghai) Limited. There was no balance due from/to Shanghai Costamare at both December 31, 2021 and 2022.

(c) Blue Net Chartering GmbH & Co. KG (“BNC”) and Blue Net Asia Pte., Ltd. (“BNA”): On January 1, 2018, Costamare Shipping appointed, on behalf of the vessels it manages, BNC, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, to provide charter brokerage services to all container vessels under its management (including container vessels owned by the Company). BNC provides exclusive charter brokerage services to containership owners. Under the charter brokerage services agreement as amended, each container vessel-owning subsidiary paid a fee of €9,413 for the years ended December 31, 2021 and 2022, in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement), provided that in respect of container vessels which remain chartered under the same charter party agreement in effect on January 1, 2018, the fee was €1,281 for the years ended December 31, 2021 and 2022 in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement). On March 29, 2021, four of the Company’s container vessels agreed to pay a daily brokerage commission of $0.165 per day to BNC in connection with charters arranged by it. During the years ended December 31, 2020, 2021 and 2022, BNC charged the ship-owning companies $378, $467 and $431, respectively, which are included in Voyage expenses—related parties in the accompanying consolidated statements of operations. BNC also provided chartering services to a revenue sharing pool (until 31 August 2021), which included one of the Company’s container vessels. In addition, on March 31, 2020, Costamare Shipping agreed, on behalf of five of the container vessels it manages, to pay to BNA, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, a commission of 1.25% of the gross daily hire earned from the charters arranged by BNA for these five Company container vessels. During the years ended December 31, 2020, 2021 and 2022, BNA charged the ship-owning companies $399, $866 and $1,057 which are included in Voyage expenses – related parties in the accompanying consolidated statements of operations.

(d) Longshaw Maritime Investments S.A. (“Longshaw”): On June 14, 2021, the Company entered into a Share Purchase Agreement (“SPA’’) with Longshaw, a related party entity controlled by the Company’s Chairman and Chief Executive Officer, Mr. Konstantinos Konstantakopoulos, for the acquisition of all of its equity interest in 16 companies, which had acquired or had agreed to acquire dry bulk vessels. The aggregate purchase price, which was paid by the Company on September 9, 2021, for the acquisition of these 16 companies was $54,491, in exchange for the net assets of the acquired companies, that amounted to $54,578. During the year ended December 31, 2021, all of the dry bulk vessels that were part of the acquisition, Builder, Pegasus, Adventure, Eracle, Peace, Sauvan, Pride, Alliance, Manzanillo, Acuity, Seabird, Aeolian, Comity, Athena, Farmer and Greneta (with an aggregate DWT of 932,329) were delivered to the Company. The acquisition has been accounted as a transaction between companies under common control and the excess of the carrying value of the net assets acquired above the purchase price agreed amounting to $86 was recorded as a capital contribution within additional paid in capital.

(e) LC LAW Stylianou & Associates LLC (“LCLAW”): Ms. Lora Stylianou, the managing partner of LCLAW, a Cyprus law firm, is the non-executive President of the Board of Directors of Costamare Participations Plc (Note 11.C), a wholly owned subsidiary of the Company and is a board member and officer or two other subsidiaries of the Company. LCLAW provides legal services to the Company. During the year ended December 31, 2022, LCLAW charged our subsidiaries $36, which is included in “General and Administrative Expenses - Related Parties” in the accompanying consolidated statements of operations. During the year ended December 31, 2021, LCLAW charged our subsidiaries $91 in total, of which (i) $33 is included in "General and Administrative Expenses - Related Parties" in the accompanying consolidated statements of operations for the year ended December 31, 2021 ($23 for the year ended December 31, 2020) and (ii) $58 is included in Financing Costs (Note 11.D). There was no balance due from/to LCLAW at both December 31, 2021 and December 31, 2022.

(f) Other related parties' transactions: On November 3, 2010, the Company and the Company’s Chairman and Chief Executive Officer, Mr. Konstantinos Konstantakopoulos, entered into a Restrictive Covenant Agreement (the “Original RCA”), pursuant to which the activities of Mr. Konstantakopoulos with respect to the container vessel sector, because of his capacity as a director or officer of the Company, were restricted. In July 2021, the Original RCA was amended and restated, and Mr. Konstantakopoulos agreed to similarly restrict his activities in the dry bulk sector.

(g) Local Agencies: Costamare Bulkers Services GmbH (“Local Agency A”) a company incorporated under the laws of the Republic of Germany, Costamare Bulkers Services ApS (“Local Agency B”) a company incorporated under the laws of the Kingdom of Denmark and Costamare Bulkers Services Pte. Ltd. (“Local Agency C” and together with the Local Agency A and Local Agency B, the “Local Agencies”) a company incorporated under the laws of the Republic of Singapore are wholly owned by the Company’s Chairman and CEO. Each of the Local Agencies is managed pursuant to a service contract by individuals who have the minority shareholder interest in CBI (see Note 15). On November 14, 2022, CBI entered into agreements with the three Local Agencies (collectively the “Service agreements”) for the provision of chartering and other services on a cost basis (including all expenses related to the provision of the services) plus a mark-up which is currently set at 11%. During the year ended December 31, 2022, the Local Agencies charged CBI with aggregate agency fees of $2,820, which are included in “Management and agency fees-related parties” in the accompanying 2022 consolidated statement of operations. The balance due from Local Agency A at December 31, 2022 amounted to $257 and is included in Due from related parties in the accompanying 2022 consolidated balance sheet. The balance due to Local Agency B and Local Agency C at December 31, 2022 amounted to $952 and is included in Due to related parties in the accompanying 2022 consolidated balance sheet.